MH Elite Portfolio of Funds, Inc.
                           220 Russell Avenue
                        Rahway, New Jersey 07065
                            1-800-318-7969
                           www.mhelite.com


Dear Shareholder:
The volatility in the stock market continued in the first half of 2001 as it reacted to a mixed bag of economic signals. Negative news abounded with corporate earnings continuing to disappoint, the labor market weakened as more and more layoffs were annouced, and a struggling manufacturing sector all contributed to the heavy clouds cast over our economy. On a positive note, the Federal Reserve cut interest rates for the sixth time this year, the passage of a new tax code that will include tax rebates later this summer and consumer confidence rising to its highest point of the year in June appear to have brit=ghten the skies for the coming months.

Of the major indexes, only the Russell 2000 index of small cap stoxks showed a positive return for the first six months of 2001. the DJIA, NASDAQ and S & P 500 indexes remain negative for the year. As of June 29,2001, the year to date return for MH Elite Portfolio of Funds was 7.1% versus the 6.9% return of the Russell 2000 index. The Fund returned 15.6% for the second quarter to offset the -7.4% return for the first quarter.

The Fund continues to seek out opportunitites within the small cap sector of the market that should reward shareholders over the next 12 to 18 months. Based on historical reactions to rate cuts and market cycles, it is important for shareholders to take a long term perspective when investing. Patient investors with realistic expectations will benefit most from today's economic environment.

The Fund thanks you for your past and continued investment in the Fund and welcomes our new shareholders.

Sincerely,



Harvey Merson
President

Past Performance is no guarantee of future results. The Fund's average annual total return assumes reinvestment of all divided and capital gain distributions. Investment return and principal value will fluctuate so that, when redeemed, an investor's shares may be worth more or less than their original cost.

This material must be accompanied or preceded by a prospectus for the Fund.

                      MH Elite Portfolio of Funds, Inc.
                    Schedule of Portfolio of Investments
                       As of June 30, 2001 (Unaudited)



Mutual Funds  (93%)                             Quantity           Market Value

        Alleghany/Veredus Aggressive Growth        2,892            $   58,963
        Armada Small Cap Value Fund *              1,964                37,933
        American Century Small Cap Value          12,928                99,288
        Berger Small Cap. Value                    3,737               109,993
        Bjurman Micro Cap. Growth                  3,132               149,355
        Bogle Small Cap Growth Inv                 4,218                85,706
        Boston Partners Small Cap Value *          2,438                41,744
        Brown Capital Mgmt Small Co Fund *           856                27,910
        Brazos Micro Cap *                         2,937                61,358
        Firstar Funds Microcap Fund *              2,384                55,532
        FMI Focus Fund                             1,965                57,194
        Fremont U.S. Micro-cap                     1,676                48,678
        ICM/Isabelle Small Cap Invmt               6,453                88,666
        Meridian Value                             3,604               111,643
        Reserve Private Equity Small Cap Growth    1,947                74,020
        RS Investment Diversified Growth           2,063                49,718
        RS Investment Emerging Growth              1,408                50,858
        Royce Opportunity                          9,437                87,666
        Royce Low Priced Stock Fund                7,656                88,960
        State Street Research Aurora               3,496               112,415
        Touchstone Strategic Trust Emerging Growth 2,079                38,166
        Wasatch Advisors Micro Cap Fund           20,111               124,283
        Wasatch Core Grwoth Fund                   2,227                84,236
        Westport Small Cap Fund *                  1,314                25,762
                                                                   -----------

Total Mutual Funds (Cost $1,441,364)                               $ 1,770,047

Short-Term Securities (Cost: $137,303) (7%)                            137,303
                                                                     ---------
Total Investments in Securities (Cost:  $1,578,667)                $ 1,907,350

Less Liability                                                               0
                                                                     ---------
Net Assets                                                         $ 1,907,350
                                                                     =========





 * These funds represent new additions to the portfolio during the period 1/1/2001 - 6/30/2001

The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
               Statement of Assets, Liability, and Net Assets
                       As of June 30, 2001 (Unaudited)


Assets

     Investments in Securities at value (Cost : $1,578,667)        $ 1,907,350

     Total Assets                                                  $ 1,907,350
                                                                   ===========

Liability and Net Assets

     Liability                                                     $         0
                                                                   -----------

Net Assets
     Capital Stock Outstanding at par $ .01                        $     3,065
          (306,456 shares issued and outstanding)
     Additional paid-in capital                                      1,641,064

     Accumulated undistributed net investment income/(loss)            (65,462)

     Net unrealized appreciation on investments                        328,683
                                                                   -----------
           Net Assets                                              $ 1,907,350

           Total Liability and Net Assets                          $ 1,907,350
                                                                   ===========


           Net assets value per share                                $    6.22
                                                                     =========








The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                           Statement of Operations
         For The Six Month Period Ended June 30, 2001 (Unaudited)


Investment Income

        Dividends                                       $    1,592
        Interest                                             2,303
                                                         ---------
        Total Investment Income                         $    3,895

Expenses

        Investment advisory fees                        $     8,312
        Reporting service fees                                  800
        State fees                                              276
        Banking fees                                             55
        Miscellaneous expenses                                  707
                                                         ----------
        Total expenses                                       10,150
                                                         ----------

Investment Income                                       $    (6,255)

Net Realized and Unrealized Gain (loss) on Investments

        Net realized gain (loss) from investments       $   (61,604)
	Net change in unrealized appreciation
                (depreciation) on investments               199,875
                                                           --------
	Net realized and unrealized gain (loss)
                in investments                          $   138,271

Net Increase (Decrease) in net assets resulting
        from operations                                 $   132,016
                                                         ==========









The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Statements of Change in Net Assets
           For The Six Months Ended June 30, 2001 (Unaudited) and
            For the Years Ended December 31, 2000 1999, and 1998


                                       Unaudited      Year      Year      Year
                                       Six Months     Ended     Ended     Ended
                                         Ended        2000      1999      1998*
                                      June 30, 2001
                                 ----------------------------------------------

Increase (Decrease) in
   Net Assets from Operations

    Investment income                 $ (6,255)  $ 110,176   $ 31,882   $ 9,690
    Net realized gain (loss)
       on investments                  (61,604)    (25,870)   (14,087)  (11,322)
    Net unrealized appreciation
       (depreciation) on investment    199,875     (97,309)   225,184     1,733
                                     ---------- ----------- ----------  --------
    Net Increase (Decrease) in
       Net Assets Resulting from
         Operations                    132,016     (13,003)   242,979       101
                                     ---------- ----------- ----------  --------

Dividends and Distributions to
   Shareholders

    Dividends from Net Investment
       Income                               -0-    (82,030)   (16,842)      -0-
                                     ---------- ----------- ----------  --------
Capital Share Transactions

    Net Proceeds from Sale of Shares
       (35,993 in 2001,  99,260 shares
          in 2000, 76,979 in 1999,
            and 74,224 in 1998)        204,500     550,190    355,567    335,000

    Proceeds from Re-invested
       Dividends                           -0-      82,030     16,842        -0-
                                     ---------- ---------- -----------   -------

    Net Increase (Decrease)
      in Net Assets from Capital
        Share Transactions             204,500     632,220    372,409    335,000
                                     ---------- ---------- -----------   -------

    Net Increase in Net Assets         336,526     537,187    598,546    335,101

Net Assets at Beginning of Period    1,570,834   1,033,647    435,101    100,000
                                     ---------  ---------- ----------    -------

Net Assets at End of Period         $1,907,350  $1,570,834 $1,033,647   $435,101
                                    ==========  ========== ==========   ========



* The Fund commenced operations on 3-18-1998.


The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                            Financial Highlights


Selected per share data and            Unaudited      Year      Year      Year
   ratios for the period               Six Months     Ended     Ended     Ended
                                         Ended        2000      1999      1998*
                                      June 30, 2001
                                 ----------------------------------------------
Net Asset Value,
    Beginning of Period                  $5.81       $6.04      $4.62     $5.00
                                        ------      ------     ------    ------
Investment Operations

     Net Investment Income               (0.02)       0.41       0.19      0.10
     Net Realized and Unrealized
           Gain (Loss) on Investments     0.45       (0.46)      1.33     (0.48)
                                        ------      ------     ------    ------

     Income (Loss) from Operations        0.43       (0.05)      1.52     (0.38)
                                        ------      ------     ------    ------

Distributions                               -0-      (0.32)      (.10)       -0-

Net Asset Value, End of Period           $6.22       $5.81      $6.04     $4.62
                                        ======      ======     ======    ======

Total Return                              7.1%        1.5%      32.9%    (7.6%)
                                        ======      ======     ======    ======

Ratios/Supplement Data

Net Assets, end of period           $1,907,350  $1,570,834 $1,033,647   $435,101
                                    ==========  ========== ==========   ========

Ratio of net expenses to average          1.0%        1.3%       1.0%       1.0%
    net assets

Ratio of net investment income           (0.4%)      (8.4%)      4.3%       3.6%
    to average net assets

Portfolio turnover rate                   15.0%      50.0%      41.0%      24.5%


* The Fund commenced operations on 3-18-98



The accompanying notes to financial statements are an integral part of the statements.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2001



NOTE 1 - Organization

The MH Elite Portfolio of Funds, Inc. (the 'Fund') was organized as a corporation in New Jersey on October 20, 1997. The Fund was organized as an open-end diversified management investment company under the Investment Company Act of 1940 and its securities under the Securities Act of 1933. The sale and issuance of 20,000 shares of capital stock ('initial shares') for $100,000 ($200 for capital stock and $99,800 as additional paid in capital) to its initial investor occurred on February 17, 1998. Harvey Merson and Jeff Holcombe, who as owners of MH Investment Management are the investment advisors to the Fund, each own fifty percent of MH Elite Portfolio of Funds, Incorporated as a whole. They are also shareholders in the Fund and own 1,630.722 and 21,450.913 shares respectively, as of June 30, 2001.

NOTE 2 - Additional Investors

Subsequent to February 17, 1998 there were additional infusions of capital in the amount of $335,000 in 1998, $355,567 in 1999, $550,190 in 2000 and
$204,500 in 2001 with 74,224, 76,979, 99,260 and 35,993 shares issued respectively.

NOTE 3 - Organization Costs

Organizational costs were borne by the Fund's Investment Advisor.

NOTE 4 - Registration Fees

Registration fees will be funded by the Fund and/or the Investment Advisor.

NOTE 5 - Legal and Accounting Expenses

Legal and accounting expenses will be funded by the Fund and/or the Investment Advisor.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2001

NOTE 6 - Investment Advisory Agreement

The Investment Adviser, MH Investment Management Incorporated, furnishes the Fund with investment advice and, in general, supervises the management and investment program of the fund. Harvey Merson and Jeff Holcombe each own
50 percent of MH Investment Management, Incorporated. Under the Investment Advisory Agreement, the Fund has agreed to pay the Investment Adviser an annual fee, payable monthly, of 1.00% of the Fund's average daily net assets. For the six month period ended June 30, 2001 this fee was $8,312.

NOTE 7 - Fees

The expenses and fees that a shareholder of the MH Elite Portfolio of Funds, Inc. will incur are: management fees of 1.00% and other expenses of .25% for total annual fees of 1.25%. For the period ended June 30, 2001 these fees were $10,150.

NOTE 8 - Purchase and Sale of Securities

The cost of securities purchased and the proceeds from sale of securities for the six month period ended June 30, 2001 aggregated $411,592 and $247,016 respectively. For federal income tax purposes, the tax basis of investments is the same as for financial reporting purposes. At June 30, 2001, on a tax basis, gross unrealized appreciation on investments was $328,683.

NOTE 9 - Capital Stock

As of June 30, 2001, 306,456 shares of $ .01 par value stock were authorized and issued, and paid in capital amounted to $1,646,064. This includes a dividend reinvestment of $16,842 in 1999 and $82,030 in 2000.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2001

NOTE 10 - Significant Accounting Policies

These financial statements are prepared in accordance with generally accepted accounting principles, which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of increase and decrease in net assets from operations during the fiscal period. Actual results could differ from those estimates.

The following represent significant accounting policies of the Fund:

a)  Underlying Fund Valuation
Underlying funds are valued at the last reported net asset value as quoted by the respective fund. United States Government obligations and other debt instruments having sixty days or less remaining until maturity are valued at amortized cost.

b) Investment Income
Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

c)  Distributions to Shareholders
Dividends from net investment income, if any, are declared and paid annually. Capital gains, if any, are distributed to shareholders at least annually. Distributions of $16,842 in 1999, and $82,030 in 2000 were reinvested in the Fund. Distributions are based on amounts calculated in accordance with applicable federal income tax regulations, which may differ from generally accepted accounting principles. These differences are due primarily to differing treatments of income and gain on various investment securities held by the Fund, timing differences and differing characteristics of distributions made by the Fund.

d) Federal Taxes
The Fund intends to qualify and continue to qualify each year as a regulated investment company and distribute all of its taxable income. In addition, by distributing in each calendar year substantially all of its net investment income, capital gain and certain other amounts, if any, the Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is required.

                      MH Elite Portfolio of Funds, Inc.
                     Notes to the Financial Statements
                                June 30, 2001

e) Realized Gain and Loss
Security transactions are recorded on a trade date basis. Realized gain and loss on investments sold are recorded on the basis of identified or average cost.

f) Investment in Firm Securities
Mutual Funds owned by the Fund are state at quoted market value with the resulting unrealized gain and losses included in income.

g) Concentration of Credit Risks
The Fund maintains 86.3% of its holdings, including a money market account, at TD Waterhouse Institutional Services. The account at TD Waterhouse, and other accounts held by the Fund, are not FDIC insured.

The Fund's proprietary positions and trading activities expose it to market risk, which is influenced by the volatility and liquidity in the financial markets. The Fund attempts to control its exposure to market risk by use of various analytical monitoring techniques.

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's objectives and policies, experience of its management, marketability of shares, and other information.




MH Elite Portfolio of Funds, Inc.
     220 Russell Avenue
  Rahway, New Jersey 07065


Investor Adviser
    MH Investment Management, Inc.
    220 Russell Avenue
    Rahway, New Jersey 07065





MH Elite Portfolio of Funds,Inc.
     220 Russell Avenue
     Rahway, NJ 07065
     1-800-318-7969
     www.mhelite.com

A mutual fund composed of a diversified group of underlying funds for long-term capital appreciation



Semi-Annual Report to Shareholders

June 30, 2001